FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Jul. 27, 2022 USD ($)
Cerrado Project Investments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon	36 years
Maximum investment | $	$ 1,000,000			$ 1,500,000
Currency risk | Selling transactions in the futures markets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Value at risk time horizon		24 years	24 years
Currency risk | US Dollars
Assets and liabilities exposed to foreign currency
Assets		R$ 17,543,554	R$ 21,931,037
Liabilities		(94,897,365)	(64,925,164)
Net liability exposure		(77,353,811)	(42,994,127)
Currency risk | US Dollars | Trade accounts payable
Assets and liabilities exposed to foreign currency
Liabilities		(1,350,763)	(1,625,011)
Currency risk | US Dollars | Loans and financing
Assets and liabilities exposed to foreign currency
Liabilities		(83,004,915)	(61,304,673)
Currency risk | US Dollars | Liabilities for asset acquisitions and associates
Assets and liabilities exposed to foreign currency
Liabilities		(93,308)	(127,598)
Currency risk | US Dollars | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Liabilities		(10,448,379)	(1,867,882)
Currency risk | US Dollars | Cash and cash equivalents
Assets and liabilities exposed to foreign currency
Assets		6,496,039	6,432,557
Currency risk | US Dollars | Marketable securities
Assets and liabilities exposed to foreign currency
Assets		70,255	7,378,277
Currency risk | US Dollars | Trade accounts receivable
Assets and liabilities exposed to foreign currency
Assets		7,090,160	5,049,609
Currency risk | US Dollars | Derivative financial instruments
Assets and liabilities exposed to foreign currency
Assets		R$ 3,887,100	R$ 3,070,594